Annual Fund Operating Expenses	Jul. 31, 2023
Prospectus #1 | Delaware Corporate Bond Fund | Class A
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.82%
Prospectus #1 | Delaware Corporate Bond Fund | Class C
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual fund operating expenses	1.67%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.57%
Prospectus #1 | Delaware Corporate Bond Fund | Class R
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.19%
Total annual fund operating expenses	1.17%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.07%
Prospectus #1 | Delaware Corporate Bond Fund | Institutional Class
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.67%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.57%
Prospectus #1 | Delaware Corporate Bond Fund | Class R6
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.10%	[2]
Total annual fund operating expenses	0.58%
Fee waivers and expense reimbursements	(0.13%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.45%
Prospectus #1 | Delaware Extended Duration Bond Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.05%
Fee waivers and expense reimbursements	(0.23%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.82%
Prospectus #1 | Delaware Extended Duration Bond Fund | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual fund operating expenses	1.80%
Fee waivers and expense reimbursements	(0.23%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.57%
Prospectus #1 | Delaware Extended Duration Bond Fund | Class R
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.25%
Total annual fund operating expenses	1.30%
Fee waivers and expense reimbursements	(0.23%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.07%
Prospectus #1 | Delaware Extended Duration Bond Fund | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.25%
Total annual fund operating expenses	0.80%
Fee waivers and expense reimbursements	(0.23%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.57%
Prospectus #1 | Delaware Extended Duration Bond Fund | Class R6
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.12%	[4]
Total annual fund operating expenses	0.67%
Fee waivers and expense reimbursements	(0.21%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.46%
Prospectus #2 | Delaware Floating Rate Fund | Class A
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%
Acquired fund fees and expenses	0.02%	[5]
Total annual fund operating expenses	0.97%	[6]
Fee waivers and expense reimbursements	(0.01%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.96%
Prospectus #2 | Delaware Floating Rate Fund | Class C
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%
Acquired fund fees and expenses	0.02%	[5]
Total annual fund operating expenses	1.72%	[6]
Fee waivers and expense reimbursements	(0.01%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.71%
Prospectus #2 | Delaware Floating Rate Fund | Class R
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.21%
Acquired fund fees and expenses	0.02%	[5]
Total annual fund operating expenses	1.22%	[6]
Fee waivers and expense reimbursements	(0.01%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.21%
Prospectus #2 | Delaware Floating Rate Fund | Institutional Class
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	0.21%
Acquired fund fees and expenses	0.02%	[5]
Total annual fund operating expenses	0.72%	[6]
Fee waivers and expense reimbursements	(0.01%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.71%
Prospectus #2 | Delaware Floating Rate Fund | Class R6
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	0.14%	[8]
Acquired fund fees and expenses	0.02%	[5]
Total annual fund operating expenses	0.65%	[6]
Fee waivers and expense reimbursements	(0.03%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.62%
Prospectus #3 | Delaware High-Yield Opportunities Fund | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	(0.23%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Prospectus #3 | Delaware High-Yield Opportunities Fund | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual fund operating expenses	1.86%
Fee waivers and expense reimbursements	(0.23%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.63%
Prospectus #3 | Delaware High-Yield Opportunities Fund | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.21%
Total annual fund operating expenses	1.36%
Fee waivers and expense reimbursements	(0.23%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%
Prospectus #3 | Delaware High-Yield Opportunities Fund | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.21%
Total annual fund operating expenses	0.86%
Fee waivers and expense reimbursements	(0.23%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.63%
Prospectus #3 | Delaware High-Yield Opportunities Fund | Class R6
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.14%	[10]
Total annual fund operating expenses	0.79%
Fee waivers and expense reimbursements	(0.21%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.58%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.57% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.45% of the Fund’s Class R6 shares’ average daily net assets, from November 30, 2023 through November 29, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[3]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.57% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.46% of the Fund’s Class R6 shares’ average daily net assets, from November 30, 2023 through November 29, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[5]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[6]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[7]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.60% of the Fund’s Class R6 shares’ average daily net assets, from November 30, 2023 though November 29, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[8]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[9]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.58% of the Fund’s Class R6 shares’ average daily net assets, from November 30, 2023 through November 29, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund’s Board of Trustees (Board).
[10]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”